CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 108,199,877	$ 111,599,686	$ 102,391,636
Cost of sales	(101,652,681)	(110,303,270)	(94,796,037)
Gross profit	6,547,196	1,296,416	7,595,599
Operating expenses:
Selling and marketing expenses	1,639,873	2,117,810	2,380,429
General and administrative expenses	4,829,103	5,144,340	5,421,575
Asset impairment loss	599,709	53,203,517	2,771,019
Research and development costs	1,196,746	1,274,337	987,186
Total operating expenses	8,265,431	61,740,004	11,560,209
Operating loss	(1,718,235)	(60,443,588)	(3,964,610)
Other income (expenses):
Interest expenses	(1,232,686)	(1,583,734)	(3,451,665)
Interest income	15,142	36,699	109,290
Other income (expense), net	164,319	240,378	(88,125)
Total other expenses, net	(1,053,225)	(1,306,657)	(3,430,500)
Loss before income taxes	(2,771,460)	(61,750,245)	(7,395,110)
Income tax (expense) recovery	(12,106)	459,855	1,340,844
Net loss	(2,783,566)	(61,290,390)	(6,054,266)
Net (loss) income attributable to non-controlling interests	1,650	229,596	(27,147)
Net loss attributable to ZK International Group Co., Ltd.	(2,781,916)	(61,060,794)	(6,081,413)
Net loss	(2,783,566)	(61,290,390)	(6,054,266)
Other comprehensive income (loss):
Foreign currency translation adjustment	861,280	(549,332)	(5,504,385)
Total comprehensive loss	(1,922,286)	(61,839,722)	(11,558,651)
Comprehensive loss (income) attributable to non-controlling interests	4,387	228,696	(62,109)
Comprehensive loss attributable to ZK International Group Co., Ltd.	$ (1,917,899)	$ (61,611,026)	$ (11,620,760)
Basic and diluted loss per share
Basic	$ (0.08)	$ (1.94)	$ (0.21)
Diluted	$ (0.08)	$ (1.94)	$ (0.21)
Weighted average number of shares outstanding
Basic	34,358,416	31,445,962	29,305,828
Diluted	34,358,416	31,445,962	29,431,781